Convertible Preferred Stock, Redeemable Common Stock and Common Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock, Redeemable Common Stock and Common Stock	Convertible Preferred Stock, Redeemable Common Stock and Common Stock
In May 2020, the Company converted $11.7 million of principal and interest related to certain Junior Convertible Notes into 2,615,553 shares of Series Seed Stock at prices ranging from $4.28 to $4.56 per share. In May 2020, the Related Party purchased 8,771 shares of Series Seed Stock at a price of $5.70 per share for $50,000.
Throughout 2020, the Company sold 132,537 shares of Series A Stock to the Related Party for $7.168 per share for proceeds of $1.0 million. The Company also issued 33,129 warrants to purchase common stock at an exercise price of $7.168 per share to the Series A Stock holder as part of the Series A Stock financing.
In December 2020, $0.6 million in principal and accrued interest related to the Convertible Bridge Notes were converted into 78,178 shares of Series A Stock. The Company also issued 19,544 warrants to purchase common stock at an exercise price of $7.168 per share to the Series A stockholders as part of the conversion from Convertible Bridge Notes to Series A Stock.
In February, March and April 2021, the Company sold 738,445 shares of Series A Stock for $7.168 per share for net proceeds of $5.0 million. The Company also issued 184,597 warrants to purchase common stock at an exercise price of $7.168 to the Series A stockholders as part of the Series A Stock financing. Additionally, the Company issued 24,134 warrants to purchase common stock at an exercise price of $7.168 to placement agents as a part of the Series A Stock financing.
In February 2021, the Company converted $6.1 million of principal and interest related to Senior Convertible Notes into 844,824 shares of Series A Stock at a price of $7.168 per share. In addition, warrants with a fair value of $0.1 million associated with the Senior Convertible Notes were reclassified into additional paid-in capital.
In October 2021, the Company completed its IPO in which the Company sold 5,750,000 shares at a public offering price of $5.00 per share. Immediately prior to the completion of the IPO, all of the Company’s preferred stock and redeemable common stock converted into an aggregate of 4,853,533 shares of common stock and all of the outstanding warrants converted into 9,816 shares of common stock. The Company received net proceeds of $24.4 million as a result of the offering. The Company issued 250,000 warrants to a placement agent as part of the offering with an exercise price of $6.25 per shares and a term of 5.0 years.
In December 2021, the Company sold 5,000,000 shares of common stock together with warrants to purchase 5,000,000 shares of common stock and received net proceeds of $28.9 million in a private placement. Each share of common stock and accompanying warrant were sold together at a combined offering price of $6.25. The warrants have a term of 5.5 years and an exercise price of $6.25 per share. The Company also issued 250,000 warrants to a placement agent as part of the offering with an exercise price of $6.25 per share and a term of 5.5 years.
Warrants for Common Stock
At December 31, 2021, the Company had the following warrants outstanding to acquire common stock:

	Outstanding	Exercise price	Expiration dates
Issued in connection with IPO	250,000	$6.25	October 2026
Issued as part of December 2021 private placement	5,250,000	$6.25	June 2027
	5,500,000
During its evaluation of equity classification for the Company's common stock warrants issued in 2021, the Company considered the conditions as prescribed within ASC 815-40, Derivatives and Hedging, Contracts in an Entity’s own Equity. The conditions within ASC 815-40 are not subject to a probability assessment. The warrants do not fall under the liability criteria within ASC 480, Distinguishing Liabilities from Equity, as they are not puttable and do not represent an instrument that has a redeemable underlying security. The warrants do meet the definition of a derivative instrument under ASC 815, but are eligible for the scope exception as they are indexed to the Company’s own stock.
Reverse Stock Split
In June 2021, the Company effected a one-for-6 reverse stock split of its common stock and convertible preferred stock. No fractional shares were issued in connection with the reverse stock split. Any fractional share resulting from the reverse stock split was rounded down to the nearest whole share, and in lieu of any fractional shares, the Company paid in cash to the holders of such fractional shares an amount equal to the fair value, as determined by the board of directors, of such fractional shares. All common stock, convertible preferred stock, per share and related information presented in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the reverse stock split.